Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 3,265	Comm. Social Resp.	ANGOLA	snj:AO-CAB	Agencia Nacional de Petroleo Gas e Bioco [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 2
	380,536	Prod. Entitlements	ANGOLA	snj:AO-CAB	Agencia Nacional de Petroleo Gas e Bioco [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 3
	1,763	Prod. Entitlements	ANGOLA	snj:AO-CAB	Agência Nacional de Petróleo, Gás e Biocombustíveis [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 4
	8,000	Bonuses	ANGOLA	snj:AO-CAB	ANPG Agencia NPG Biocombustiveis [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 5
	12,000	Bonuses	ANGOLA	snj:AO-CAB	ANPG Bonus de Assinatura [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 6
	303,386	Royalties	ANGOLA	snj:AO-CAB	Banco Nacional de Angola [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 7
	74,970	Taxes	ANGOLA	snj:AO-CAB	Banco Nacional de Angola [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 8
	663	Fees	ARGENTINA	snj:AO-CAB	Caixa do Tesouro Nacional [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 9
	718	Taxes	ARGENTINA	snj:AO-CAB	Ministry of Finance [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 10
	4,398	Taxes	ARGENTINA	snj:AO-CAB	Ministry of Mineral Resources Oil and Gas [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 11
	947,892	Prod. Entitlements	ARGENTINA	snj:AO-CAB	Sonangol Pesquisa & Produção [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 12
	357	Fees	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 13
	153,198	Royalties	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 14
	55,058	Taxes	ARGENTINA	snj:AR-B	Administración Federal de Ingresos Públicos [Member]	Buenos Aires/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 15
	8,502	Taxes	AUSTRALIA		Direccion General Rentas Capital [Member]	Entity-level payments, Argentina [Member]
#: 16
	10,509	Taxes	AUSTRALIA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 17
	415	Comm. Social Resp.	AUSTRALIA	snj:AU-WA	Australian Earth Science Education [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 18
	3,215,866	Taxes	AUSTRALIA	snj:AU-WA	Australian Taxation Office [Member]	Entity-level payments, Australia [Member]
#: 19
	768	Fees	AUSTRALIA	snj:AU-WA	Construction Training Fund [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 20
	1,100	Fees	AUSTRALIA	snj:AU-WA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 21
	486	Fees	AUSTRALIA	snj:AU-WA	Department of Finance [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 22
	104,533	Taxes	AUSTRALIA	snj:AU-WA	Department of Industry, Science and Resources [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 23
	26,784	Comm. Social Resp.	AUSTRALIA	snj:AU-WA	Department of Jobs, Tourism, Science and Innovation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 24
	66	Fees	AUSTRALIA	snj:AU-WA	Department of Jobs, Tourism, Science and Innovation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 25
	2,308	Fees	AUSTRALIA	snj:AU-WA	Department of Planning, Lands and Heritage [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 26
	659	Fees	AUSTRALIA	snj:AU-WA	Department of Transport [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 27
	1,037	Fees	AUSTRALIA	snj:AU-WA	Department of Water and Environmental Regulation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 28
	1,738	Fees	AUSTRALIA	snj:AU-WA	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 29
	4,295	Fees	AUSTRALIA	snj:AU-WA	National Offshore Petroleum Titles Administrator [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 30
	906	Fees	AUSTRALIA	snj:AU-WA	Pilbara Port Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 31
	131	Comm. Social Resp.	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 32
	8,690	Fees	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 33
	12,149	Taxes	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 34
	4,130	Fees	AUSTRALIA	snj:AU-WA	Western Australian Land Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 35
	200	Comm. Social Resp.	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 36
	701	Fees	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 37
	746,625	Prod. Entitlements	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 38
	95,259	Taxes	BANGLADESH	snj:BD-G	Government of Bangladesh [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 39
	25,087	Bonuses	BRAZIL		Agência Nacional do Petróleo, Gás Natural e Biocombustíveis [Member]	Entity-level payments, Brazil [Member]
#: 40
	648	Fees	BRAZIL		Agência Nacional do Petróleo, Gás Natural e Biocombustíveis [Member]	Entity-level payments, Brazil [Member]
#: 41
	750	Comm. Social Resp.	CAMEROON		Societe Nationale Des Hydrocarbures [Member]	Offshore-Atlantic Ocean/Centre/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 42
	113	Fees	CAMEROON		Direction Des Grandes Entreprises [Member]	Offshore-Atlantic Ocean/Centre/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 43
	1,780	Fees	CANADA	snj:CA-AB	Alberta Energy Regulator [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 44
	9,527	Fees	CANADA	snj:CA-NL	Canada Newfoundland & Labrador Offshore Petroleum Board [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 45
	238	Fees	CANADA	snj:CA-AB	Government of Alberta [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 46
	267	Fees	CANADA		Minister of Finance [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 47
	28,481	Royalties	CANADA		Canada Development Investment Corporation [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 48
	83,052	Royalties	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 49
	30,099	Royalties	CANADA		Provincial Treasurer [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 50
	109,319	Royalties	CANADA		Receiver General for Canada [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 51
	106,215	Taxes	CANADA	snj:CA-AB	Government of Alberta [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 52
	2,604	Taxes	CANADA	snj:CA-AB	Municipal District of Greenview [Member]	Alberta/Oil/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 53
	414,996	Taxes	CANADA		Receiver General for Canada [Member]	Entity-level payments, Canada [Member]
#: 54
	745	Fees	CHINA	snj:CN-GD	Guangdong Provincial Tax Bureau [Member]	Offshore-South China Sea/Guangdong Sheng/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 55
	11,179	Fees	CHINA	snj:CN-TJ	Tianjin Tax Bureau [Member]	Offshore-Bohai Bay/Tianjin Shi/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 56
	485	Taxes	CHINA	snj:CN-GD	Guangdong Provincial Tax Bureau [Member]	Entity-level payments, China [Member]
#: 57
	6,100	Taxes	CHINA	snj:CN-CQ	Kaizhou Tax Bureau [Member]	Chongqing Shi/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 58
	14,618	Taxes	CHINA	snj:CN-TJ	Tianjin Tax Bureau [Member]	Entity-level payments, China [Member]
#: 59
	9,486	Taxes	CHINA	snj:CN-SC	XuanHan Tax Bureau [Member]	Sichuan Sheng/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 60
	1,233	Fees	CONGO, THE DEMOCRATIC REPUBLIC OF THE		Agencia Nacional de Hidrocarburos [Member]	Entity-level payments, Colombia [Member]
#: 61
	209	Fees	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CG-16	Ministry of Finance [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 62
	3,573	Prod. Entitlements	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CG-16	Societe Nationale des Petroles du Congo [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 63
	22,275	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CG-16	Direction Generale Du Tresor [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 64
	1,170	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE		Societe Nationale des Petroles du Congo [Member]	Entity-level payments, Republic of the Congo [Member]
#: 65
	642	Comm. Social Resp.	CYPRUS		Ministry of Energy Commerce and Industry [Member]	Offshore-Mediterranean Sea/Lefkosia/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 66
	150	Bonuses	EGYPT		Egyptian Natural Gas Holding Company [Member]	Offshore-Mediterranean Sea/Al Qāhirah/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 67
	100	Bonuses	EGYPT		South Valley Egyptian Petroleum Holding [Member]	Entity-level payments, Egypt [Member]
#: 68
	2,000	Bonuses	EQUATORIAL GUINEA	snj:GQ-BN	Tesoro Público [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 69
	1,497	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 70
	2,008	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Tesoro Público [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 71
	119,477	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	GE Petrol [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 72
	218,809	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 73
	135,778	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 74
	113,600	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Tesoro Público [Member]	Entity-level payments, Equatorial Guinea [Member]
#: 76
	8,223	Taxes	INDONESIA		Directorate General of Taxes [Member]	Entity-level payments, Indonesia [Member]
#: 77
	128,376	Royalties	ISRAEL	snj:IL-TA	Ministry of Energy [Member]	Offshore-Mediterranian Sea/Tel Aviv/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 78
	265,133	Taxes	ISRAEL	snj:IL-TA	Ministry of Finance [Member]	Offshore-Mediterranian Sea/Tel Aviv/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 79
	137,419	Taxes	KAZAKHSTAN		The State Revenue Committee [Member]	Batys Qazaqstan oblysy/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 80
	5,000	Comm. Social Resp.	SAUDI ARABIA	snj:KW-AH	Saudi Arabian Monetary Authority [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 81
	407,017	Royalties	SAUDI ARABIA	snj:KW-AH	Saudi Arabian Monetary Authority [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 82
	675,608	Taxes	SAUDI ARABIA	snj:KW-AH	Saudi Petroleum Services Polytechnic [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 83
	40,880	Fees	MEXICO		Fondo Mexicano Del Petroleo [Member]	Entity-level payments, Mexico [Member]
#: 84
	6,343	Fees	MEXICO		Servicio De Administracion Tributaria [Member]	Entity-level payments, Mexico [Member]
#: 85
	6,561	Taxes	MYANMAR	snj:MM-06	Large Taxpayers’ Office [Member]	Offshore-Andaman Sea/Yangon/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 86
	500	Bonuses	NAMIBIA		NAMCOR Exploration and Production [Member]	Entity-level payments, Namibia [Member]
#: 87
	38,961	Comm. Social Resp.	NIGERIA	snj:NG-DE	Host Communities Development Trust [Member]	Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 88
	106,196	Comm. Social Resp.	NIGERIA		Niger Delta Development Commission [Member]	Entity-level payments, Nigeria NGN [Member]
#: 89
	152,412	Fees	NIGERIA	snj:NG-BY	Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 90
	4,162	Fees	NIGERIA	snj:NG-ON	Nigerian Upstream Petroleum Regulatory Commission [Member]	Offshore-Gulf of Guinea/Ondo/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 91
	3,456	Fees	NIGERIA	snj:NG-DE	Federal Inland Revenue Service [Member]	Delta/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 92
	3,456	Fees	NIGERIA	snj:NG-DE	Nigerian Export Supervision Scheme [Member]	Offshore-Gulf of Guinea/Delta/Natural Gas/Oil/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 93
	1,860,059	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian National Petroleum Company Limited [Member]	Offshore-Gulf of Guinea/Delta/Natural Gas/Oil/Well 2 [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 94
	256,302	Royalties	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 95
	487,377	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity-level payments, Nigeria [Member]
#: 96
	130	Comm. Social Resp.	SURINAME		Staatsolie Maatschappij Suriname N V [Member]	Entity-level payments, Suriname [Member]
#: 97
	125	Fees	SURINAME		Staatsolie Maatschappij Suriname N V [Member]	Entity-level payments, Suriname [Member]
#: 98
	3,485	Bonuses	THAILAND	snj:TH-10	Ministry of Energy, Department of Mineral Fuels [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 99
	117,793	Royalties	THAILAND	snj:TH-10	Ministry of Energy, Department of Mineral Fuels [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 100
	107,421	Taxes	THAILAND	snj:TH-10	Ministry of Finance, Revenue Department [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 101
	124,256	Taxes	UNITED KINGDOM	snj:GB-ABE	HM Revenue & Customs [Member]	Offshore-North Sea/Aberdeen City/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 102
	9,622	Bonuses	UNITED STATES	snj:US-LA	Department of the Interior [Member]	Offshore-Gulf of America/Louisiana/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 103
	1,427	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	Federal Government/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 104
	7,371	Fees	UNITED STATES		Department of the Interior [Member]	Entity-level payments, United States [Member]
#: 105
	17,211	Fees	UNITED STATES		Office of Natural Resources Revenue [Member]	Entity-level payments, United States [Member]
#: 106
	751	Fees	UNITED STATES	snj:US-LA	US Department of Justice [Member]	Offshore-Gulf of America/Louisiana/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 107
	738,860	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 108
	819,172	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity-level payments, United States [Member]
#: 109
	13,585	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Offshore-Gulf of America/Texas/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 110
	354	Royalties	UNITED STATES	snj:US-CA	Office of Natural Resources Revenue [Member]	California/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 111
	56,919	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Colorado/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 112
	2,686	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Wyoming/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 113
	111	Fees	CAMEROON		Ministère des Finances [Member]	Offshore-Atlantic Ocean/Centre/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 114
	150	Bonuses	EGYPT		Egyptian Natural Gas Holding Company [Member]	Offshore-Mediterranean Sea/Maţrūḩ/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 115
	150	Bonuses	EGYPT		Egyptian Natural Gas Holding Company [Member]	Offshore-Mediterranean Sea/Shamāl Sīnā'/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 116
	$ 100	Bonuses	EGYPT		Egyptian Natural Gas Holding Company [Member]	Offshore-Red Sea/Janūb Sīnā'/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well